Cover	Sep. 16, 2024
Cover [Abstract]
Entity Registrant Name	iCoreConnect Inc.
Entity Central Index Key	0001906133
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	true
Document Period End Date	Sep. 16, 2024
Entity Ex Transition Period	false
Entity File Number	001-41309
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	86-2462502
Entity Address Address Line 1	529 Crown Point Road
Entity Address Address Line 2	Suite 250
Entity Address City Or Town	Ocoee
Entity Address State Or Province	FL
Entity Address Postal Zip Code	34761
City Area Code	888
Local Phone Number	810-7706
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	ICCT
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Amendment Description	This Amendment No. 1 to Form 8-K (this “Amendment No.1”) is being filed as an amendment to the Current Report on Form 8-K of iCoreConnect, Inc. (the “Company”), filed with the U.S. Securities and Exchange Commission on September 16, 2024 (the “Original Filing”). The purpose of this Amendment No. 1 is solely to correct the time of the re-commencement of the adjourned Special Meeting described in the Original Filing.